Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of effective statutory rate and provision for income taxes
	Year Ended	Year Ended
	December 31, 2019	December 31, 2018
Income tax benefit at U.S. statutory rate	$(212,792)	$(203,587)
Income tax benefit – state	(65,864)	(63,015)
Permanent differences	103,132	76,637
True up	59,266	-
Change in valuation allowance	116,258	189,965
Total provision for income tax	$-	$-

Schedule of net deferred tax asset
	December 31, 2019	December 31, 2018
Deferred Tax Asset:
Net operating loss carryforward	$490,819	$291,614
Net capital loss carryforward	123,932	206,879
Total deferred tax asset before valuation allowance	614,751	498,493
Valuation allowance	(614,751)	(498,493)
Net deferred tax asset	$-	$-